Reportable Segments	12 Months Ended
Dec. 31, 2010
Reportable Segments [Abstract]
Reportable Segments
19.	Reportable Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by senior management. Senior management decides how resources are allocated and assesses performance on a monthly basis.

The Company’s primary business is the acquisition, development and management of multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. Senior management evaluates the performance of each of our apartment communities individually and geographically, and both on a same store and non-same store basis; however, each of our apartment communities generally has similar economic characteristics, residents, products and services. The Company’s operating segments have been aggregated by geography in a manner identical to that which is provided to its chief operating decision maker.

The Company’s fee and asset management, development (including its partially owned properties) and condominium conversion activities are immaterial and do not individually meet the threshold requirements of a reportable segment and as such, have been aggregated in the “Other” segment in the tables presented below.

All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2010, 2009 or 2008.

The primary financial measure for the Company’s rental real estate segment is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of its operating performance because it is a direct measure of the actual operating results of the Company’s apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively, as well as total assets for the years ended December 31, 2010 and 2009, respectively (amounts in thousands):

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$574,147	$353,123	$383,475	$417,523	$—	$1,728,268
Non-same store/other (2) (3)	112,747	18,042	9,271	33,456	84,259	257,775
Properties sold – September YTD 2011 (4)	—	—	—	—	(213,586)	(213,586)

Total rental income	686,894	371,165	392,746	450,979	(129,327)	1,772,457
Operating expenses:
Same store (1)	215,365	132,331	157,518	149,449	—	654,663
Non-same store/other (2) (3)	54,780	7,950	4,126	15,136	69,823	151,815
Properties sold – September YTD 2011 (4)	—	—	—	—	(109,919)	(109,919)

Total operating expenses	270,145	140,281	161,644	164,585	(40,096)	696,559
NOI:
Same store (1)	358,782	220,792	225,957	268,074	—	1,073,605
Non-same store/other (2) (3)	57,967	10,092	5,145	18,320	14,436	105,960
Properties sold – September YTD 2011 (4)	—	—	—	—	(103,667)	(103,667)

Total NOI	$416,749	$230,884	$231,102	$286,394	$(89,231)	$1,075,898

Total assets	$6,211,534	$2,665,707	$2,602,318	$3,240,170	$1,464,465	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.
(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.
(4)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold – September YTD 2011 (4)	—	—	—	—	(207,781)	(207,781)

Total rental income	589,713	359,512	387,507	440,061	(138,417)	1,638,376

Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold – September YTD 2011 (4)	—	—	—	—	(108,614)	(108,614)

Total operating expenses	224,150	131,547	160,704	157,901	(39,922)	634,380

NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold – September YTD 2011 (4)	—	—	—	—	(99,167)	(99,167)

Total NOI	$365,563	$227,965	$226,803	$282,160	$(98,495)	$1,003,996

Total assets	$5,435,072	$2,474,775	$2,674,499	$2,971,396	$1,861,773	$15,417,515

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.
(3)	Other includes development, condominium conversion overhead of $1.4 million and other corporate operations.
(4)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

	Year Ended December 31, 2008
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,712	$372,197	$407,871	$444,403	$—	$1,778,183
Non-same store/other (2) (3)	37,000	18,347	6,090	23,400	101,934	186,771
Properties sold in 2010 (4)	—	—	—	—	(88,681)	(88,681)
Properties sold – September YTD 2011 (5)	—	—	—	—	(241,618)	(241,618)

Total rental income	590,712	390,544	413,961	467,803	(228,365)	1,634,655

Operating expenses:
Same store (1)	199,673	128,448	166,022	150,980	—	645,123
Non-same store/other (2) (3)	16,806	7,664	2,995	14,363	101,742	143,570
Properties sold in 2010 (4)	—	—	—	—	(31,205)	(31,205)
Properties sold – September YTD 2011 (5)	—	—	—	—	(135,730)	(135,730)

Total operating expenses	216,479	136,112	169,017	165,343	(65,193)	621,758

NOI:
Same store (1)	354,039	243,749	241,849	293,423	—	1,133,060
Non-same store/other (2) (3)	20,194	10,683	3,095	9,037	192	43,201
Properties sold in 2010 (4)	—	—	—	—	(57,476)	(57,476)
Properties sold – September YTD 2011 (5)	—	—	—	—	(105,888)	(105,888)

Total NOI	$374,233	$254,432	$244,944	$302,460	$(163,172)	$1,012,897

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2008, less properties subsequently sold, which represented 113,598 apartment units.
(2)	Non-same store primarily includes properties acquired after January 1, 2008, plus any properties in lease-up and not stabilized as of January 1, 2008.
(3)	Other includes development, condominium conversion overhead of $2.8 million and other corporate operations.
(4)	Reflects discontinued operations for properties sold during 2010.
(5)	Properties sold – September YTD 2011 reflects discontinued operations for properties sold during the first nine months of 2011.

Note: Markets included in the above geographic segments are as follows:

(a)	Northeast – New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.
(b)	Northwest – Denver, Portland, San Francisco Bay Area and Seattle/Tacoma.
(c)	Southeast – Atlanta, Jacksonville, Orlando and South Florida.
(d)	Southwest – Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.

The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2010, 2009 and 2008, respectively (amounts in thousands):

	Year Ended December 31,
	2010	2009	2008
Rental income	$1,772,457	$1,638,376	$1,634,655
Property and maintenance expense	(404,083)	(371,820)	(365,389)
Real estate taxes and insurance expense	(212,389)	(191,260)	(179,545)
Property management expense	(80,087)	(71,300)	(76,824)

Total operating expenses	(696,559)	(634,380)	(621,758)

Net operating income	$1,075,898	$1,003,996	$1,012,897